SCHEDULE OF FAIR VALUE OF LOAN AND TRANSFER NOTE PAYABLE (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Fair Value Disclosures [Abstract]
Loan and Transfer notes payable at December 31, 2023	$ 12,384
Change in fair value	415,404
Loan and Transfer notes payable at June 30, 2024	$ 427,788